Employee Retirement and Severance Benefits (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Dec. 31, 2018 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2019	¥ 35,604
Year ending December 31, 2020	36,896
Year ending December 31, 2021	38,524
Year ending December 31, 2022	41,775
Year ending December 31, 2023	43,119
Year ending December 31, 2024 - 2028	226,704
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2019	12,077
Year ending December 31, 2020	12,214
Year ending December 31, 2021	13,221
Year ending December 31, 2022	13,927
Year ending December 31, 2023	14,562
Year ending December 31, 2024 - 2028	¥ 87,006